Loans and advances to customers - Impaired loans between no past due and past due (Details) - Loans and receivables category - Impaired loans - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Loans and advances to customers	$ 18,429	$ 18,132
Less than 3 Months
Financial assets
Loans and advances to customers	5,250	5,110
3 - 6 months
Financial assets
Loans and advances to customers	5,509	6,850
6 to 9 Months
Financial assets
Loans and advances to customers	956	2,322
9 to 12 Months
Financial assets
Loans and advances to customers	1,542	946
More than 12 Months
Financial assets
Loans and advances to customers	5,172	2,904
Commercial, financial and industrial loans
Financial assets
Loans and advances to customers	6,538	6,007
Commercial, financial and industrial loans | Less than 3 Months
Financial assets
Loans and advances to customers	2,138	2,509
Commercial, financial and industrial loans | 3 - 6 months
Financial assets
Loans and advances to customers	1,531	2,472
Commercial, financial and industrial loans | 6 to 9 Months
Financial assets
Loans and advances to customers	112	664
Commercial, financial and industrial loans | 9 to 12 Months
Financial assets
Loans and advances to customers	880	127
Commercial, financial and industrial loans | More than 12 Months
Financial assets
Loans and advances to customers	1,877	235
Mortgage loans
Financial assets
Loans and advances to customers	8,345	7,361
Mortgage loans | Less than 3 Months
Financial assets
Loans and advances to customers	2,098	1,086
Mortgage loans | 3 - 6 months
Financial assets
Loans and advances to customers	1,447	1,624
Mortgage loans | 6 to 9 Months
Financial assets
Loans and advances to customers	844	1,186
Mortgage loans | 9 to 12 Months
Financial assets
Loans and advances to customers	662	815
Mortgage loans | More than 12 Months
Financial assets
Loans and advances to customers	3,294	2,650
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Loans and advances to customers	1,716	2,335
Installment loans to individuals - Revolving consumer credit cards loans | Less than 3 Months
Financial assets
Loans and advances to customers	530	868
Installment loans to individuals - Revolving consumer credit cards loans | 3 - 6 months
Financial assets
Loans and advances to customers	1,186	1,467
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Loans and advances to customers	1,830	2,429
Installment loans to individuals - Non-revolving consumer loans | Less than 3 Months
Financial assets
Loans and advances to customers	484	647
Installment loans to individuals - Non-revolving consumer loans | 3 - 6 months
Financial assets
Loans and advances to customers	1,345	1,287
Installment loans to individuals - Non-revolving consumer loans | 6 to 9 Months
Financial assets
Loans and advances to customers		472
Installment loans to individuals - Non-revolving consumer loans | 9 to 12 Months
Financial assets
Loans and advances to customers		4
Installment loans to individuals - Non-revolving consumer loans | More than 12 Months
Financial assets
Loans and advances to customers	$ 1	$ 19